2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Depreciation expense	$ 2,818	$ 682
Advertising Costs	$ 25,068	$ 51,497
Stock Options [Member]
Anti dilutive weighted average number of common shares	5,741,400	7,708,400
Warrant [Member]
Anti dilutive weighted average number of common shares	11,974,999	645,000